HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2014
HOTEL OPERATING COSTS
HOTEL OPERATING COSTS

10.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased hotels, manachised and franchised hotels and consist of the following:

	Year Ended December 31,
	2012	2013	2014
Rents	916,357	1,255,663	1,543,651
Utilities	215,768	273,314	323,837
Personnel costs	505,773	638,511	788,973
Depreciation and amortization	337,162	453,062	558,833
Consumable, food and beverage	333,245	391,715	454,795
Others	145,597	169,401	207,938
Total	2,453,902	3,181,666	3,878,027